Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data
	December 31, 2017			December 31, 2016
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$37,086	$19,185	$16,882	$52,791	$10,785	$16,916
Current assets	$62,551	$22,417	$28,403	$61,087	$15,980	$19,487
Non-current assets	$393,996	$145,940	$195,784	$414,694	$169,925	$232,363
Current liabilities	$4,977	$21,284	$25,805	$6,143	$18,490	$24,126
Long-term debt including current portion, net of deferred finance costs and discount	$196,514	$75,472	$109,223	$197,176	$86,060	$119,234
Non-current liabilities	$195,839	$125,283	$164,276	$196,515	$155,387	$184,530

Summarized Financial Information - Income Statement Data

	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$83,052	$37,468	$38,633	$91,834	$40,589	$30,893	$83,362	$41,437	$20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan	$14,631	$(20,778)	$(40,921)	$24,890	$(2,174)	$(25,062)	$27,072	$(1,347)	$1,673
Net income/ (loss)	$14,631	$9,762	$(9,086)	$24,890	$16,137	$(34,059)	$27,072	$(1,118)	$77,252